Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2015